Interest Expense (Income) (Tables)	12 Months Ended
Dec. 31, 2018
Banking and Thrift, Interest [Abstract]
Schedule of Components of Net Interest Expense

The components of net interest expense are as follows (in thousands):

	Year Ended December 31,
	2018	2017	2016
Interest expense	$161,256	$187,282	$181,179
Interest income	(25,721)	(13,702)	(11,935)

Interest expense, net	$135,535	$173,580	$169,244